STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Series 20 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	$ (754,767)	$ (754,767)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(754,767)	(754,767)
Series 20 | General partner
Statement
Partners' capital (deficit), Beginning balance	754,767	754,767
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	754,767	754,767
Series 20
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 21 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	(898,231)	(898,231)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(898,231)	(898,231)
Series 21 | General partner
Statement
Partners' capital (deficit), Beginning balance	898,231	898,231
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	898,231	898,231
Series 21
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 22 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	(2,448,362)	(2,448,362)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(2,448,362)	(2,448,362)
Series 22 | General partner
Statement
Partners' capital (deficit), Beginning balance	2,448,362	2,448,362
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	2,448,362	2,448,362
Series 22
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 23 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	(224,264)	(224,264)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(224,264)	(224,264)
Series 23 | General partner
Statement
Partners' capital (deficit), Beginning balance	224,264	224,264
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	224,264	224,264
Series 23
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 24 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	173,404	173,404
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	173,404	173,404
Series 24 | General partner
Statement
Partners' capital (deficit), Beginning balance	(173,404)	(173,404)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(173,404)	(173,404)
Series 24
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 25 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	219,815	219,815
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	219,815	219,815
Series 25 | General partner
Statement
Partners' capital (deficit), Beginning balance	(219,815)	(219,815)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(219,815)	(219,815)
Series 25
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 26 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	313,969	841,956
Contributions		0
Distributions	0	(437,323)
Net income (loss)	0	(90,664)
Partners' capital (deficit), Ending balance	313,969	313,969
Series 26 | General partner
Statement
Partners' capital (deficit), Beginning balance	(313,969)	(313,053)
Contributions		0
Distributions	0	0
Net income (loss)	0	(916)
Partners' capital (deficit), Ending balance	(313,969)	(313,969)
Series 26
Statement
Partners' capital (deficit), Beginning balance	0	528,903
Contributions		0
Distributions	0	(437,323)
Net income (loss)	0	(91,580)
Partners' capital (deficit), Ending balance	0	0
Series 27 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	133,264	133,264
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	133,264	133,264
Series 27 | General partner
Statement
Partners' capital (deficit), Beginning balance	(133,264)	(133,264)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(133,264)	(133,264)
Series 27
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 28 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	275,140	275,140
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	275,140	275,140
Series 28 | General partner
Statement
Partners' capital (deficit), Beginning balance	(275,140)	(275,140)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(275,140)	(275,140)
Series 28
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 29 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	(2,629,677)	(2,593,761)
Contributions		0
Distributions	0	0
Net income (loss)	(65,391)	(35,916)
Partners' capital (deficit), Ending balance	(2,695,068)	(2,629,677)
Series 29 | General partner
Statement
Partners' capital (deficit), Beginning balance	(368,630)	(368,267)
Contributions		0
Distributions	0	0
Net income (loss)	(661)	(363)
Partners' capital (deficit), Ending balance	(369,291)	(368,630)
Series 29
Statement
Partners' capital (deficit), Beginning balance	(2,998,307)	(2,962,028)
Contributions		0
Distributions	0	0
Net income (loss)	(66,052)	(36,279)
Partners' capital (deficit), Ending balance	(3,064,359)	(2,998,307)
Series 30 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	(883,119)	(883,119)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(883,119)	(883,119)
Series 30 | General partner
Statement
Partners' capital (deficit), Beginning balance	883,119	883,119
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	883,119	883,119
Series 30
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 31 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	353,529	353,529
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	353,529	353,529
Series 31 | General partner
Statement
Partners' capital (deficit), Beginning balance	(353,529)	(353,529)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(353,529)	(353,529)
Series 31
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 32 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	380,821	3,015,649
Contributions		0
Distributions	0	(2,554,377)
Net income (loss)	0	(80,451)
Partners' capital (deficit), Ending balance	380,821	380,821
Series 32 | General partner
Statement
Partners' capital (deficit), Beginning balance	(380,821)	(380,008)
Contributions		0
Distributions	0	0
Net income (loss)	0	(813)
Partners' capital (deficit), Ending balance	(380,821)	(380,821)
Series 32
Statement
Partners' capital (deficit), Beginning balance	0	2,635,641
Contributions		0
Distributions	0	(2,554,377)
Net income (loss)	0	(81,264)
Partners' capital (deficit), Ending balance	0	0
Series 33 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	196,294	3,231,141
Contributions		0
Distributions	0	(2,948,609)
Net income (loss)	0	(86,238)
Partners' capital (deficit), Ending balance	196,294	196,294
Series 33 | General partner
Statement
Partners' capital (deficit), Beginning balance	(196,294)	(195,423)
Contributions		0
Distributions	0	0
Net income (loss)	0	(871)
Partners' capital (deficit), Ending balance	(196,294)	(196,294)
Series 33
Statement
Partners' capital (deficit), Beginning balance	0	3,035,718
Contributions		0
Distributions	0	(2,948,609)
Net income (loss)	0	(87,109)
Partners' capital (deficit), Ending balance	0	0
Series 34 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	(2,082,108)	(2,016,839)
Contributions		0
Distributions	0	0
Net income (loss)	(67,542)	(65,269)
Partners' capital (deficit), Ending balance	(2,149,650)	(2,082,108)
Series 34 | General partner
Statement
Partners' capital (deficit), Beginning balance	(324,455)	(323,796)
Contributions		0
Distributions	0	0
Net income (loss)	(682)	(659)
Partners' capital (deficit), Ending balance	(325,137)	(324,455)
Series 34
Statement
Partners' capital (deficit), Beginning balance	(2,406,563)	(2,340,635)
Contributions		0
Distributions	0	0
Net income (loss)	(68,224)	(65,928)
Partners' capital (deficit), Ending balance	(2,474,787)	(2,406,563)
Series 35 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	223,088	223,088
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	223,088	223,088
Series 35 | General partner
Statement
Partners' capital (deficit), Beginning balance	(223,088)	(223,088)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(223,088)	(223,088)
Series 35
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 36 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	148,221	148,221
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	148,221	148,221
Series 36 | General partner
Statement
Partners' capital (deficit), Beginning balance	(148,221)	(148,221)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(148,221)	(148,221)
Series 36
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 37 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	205,359	205,359
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	205,359	205,359
Series 37 | General partner
Statement
Partners' capital (deficit), Beginning balance	(205,359)	(205,359)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(205,359)	(205,359)
Series 37
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 38 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	188,889	188,889
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	188,889	188,889
Series 38 | General partner
Statement
Partners' capital (deficit), Beginning balance	(188,889)	(188,889)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(188,889)	(188,889)
Series 38
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 39 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	196,043	196,043
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	196,043	196,043
Series 39 | General partner
Statement
Partners' capital (deficit), Beginning balance	(196,043)	(196,043)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(196,043)	(196,043)
Series 39
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 40 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	216,900	216,900
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	216,900	216,900
Series 40 | General partner
Statement
Partners' capital (deficit), Beginning balance	(216,900)	(216,900)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(216,900)	(216,900)
Series 40
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 41 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	(987,713)	(2,009,681)
Contributions		0
Distributions	0	0
Net income (loss)	0	1,021,968
Partners' capital (deficit), Ending balance	(987,713)	(987,713)
Series 41 | General partner
Statement
Partners' capital (deficit), Beginning balance	987,713	(271,985)
Contributions		1,249,375
Distributions	0	0
Net income (loss)	0	10,323
Partners' capital (deficit), Ending balance	987,713	987,713
Series 41
Statement
Partners' capital (deficit), Beginning balance	0	(2,281,666)
Contributions		1,249,375
Distributions	0	0
Net income (loss)	0	1,032,291
Partners' capital (deficit), Ending balance	0	0
Series 42 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	216,680	2,500,317
Contributions		0
Distributions	0	(2,425,749)
Net income (loss)	0	142,112
Partners' capital (deficit), Ending balance	216,680	216,680
Series 42 | General partner
Statement
Partners' capital (deficit), Beginning balance	(216,680)	(218,115)
Contributions		0
Distributions	0	0
Net income (loss)	0	1,435
Partners' capital (deficit), Ending balance	(216,680)	(216,680)
Series 42
Statement
Partners' capital (deficit), Beginning balance	0	2,282,202
Contributions		0
Distributions	0	(2,425,749)
Net income (loss)	0	143,547
Partners' capital (deficit), Ending balance	0	0
Series 43 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	306,854	306,854
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	306,854	306,854
Series 43 | General partner
Statement
Partners' capital (deficit), Beginning balance	(306,854)	(306,854)
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	(306,854)	(306,854)
Series 43
Statement
Partners' capital (deficit), Beginning balance	0	0
Contributions		0
Distributions	0	0
Net income (loss)	0	0
Partners' capital (deficit), Ending balance	0	0
Series 44 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	1,427,661	676,442
Contributions		0
Distributions	(2,957,455)	0
Net income (loss)	1,737,668	751,219
Partners' capital (deficit), Ending balance	207,874	1,427,661
Series 44 | General partner
Statement
Partners' capital (deficit), Beginning balance	(225,426)	(233,014)
Contributions		0
Distributions	0	0
Net income (loss)	17,552	7,588
Partners' capital (deficit), Ending balance	(207,874)	(225,426)
Series 44
Statement
Partners' capital (deficit), Beginning balance	1,202,235	443,428
Contributions		0
Distributions	(2,957,455)	0
Net income (loss)	1,755,220	758,807
Partners' capital (deficit), Ending balance	0	1,202,235
Series 45 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	(488,806)	(1,079,247)
Contributions		0
Distributions	(513,992)	0
Net income (loss)	1,351,320	590,441
Partners' capital (deficit), Ending balance	348,522	(488,806)
Series 45 | General partner
Statement
Partners' capital (deficit), Beginning balance	(362,172)	(368,136)
Contributions		0
Distributions	0	0
Net income (loss)	13,650	5,964
Partners' capital (deficit), Ending balance	(348,522)	(362,172)
Series 45
Statement
Partners' capital (deficit), Beginning balance	(850,978)	(1,447,383)
Contributions		0
Distributions	(513,992)	0
Net income (loss)	1,364,970	596,405
Partners' capital (deficit), Ending balance	0	(850,978)
Series 46 | Limited partners
Statement
Partners' capital (deficit), Beginning balance	(1,075,610)	(1,448,620)
Contributions		0
Distributions	0	0
Net income (loss)	365,197	373,010
Partners' capital (deficit), Ending balance	(710,413)	(1,075,610)
Series 46 | General partner
Statement
Partners' capital (deficit), Beginning balance	(276,260)	(280,028)
Contributions		0
Distributions	0	0
Net income (loss)	3,689	3,768
Partners' capital (deficit), Ending balance	(272,571)	(276,260)
Series 46
Statement
Partners' capital (deficit), Beginning balance	(1,351,870)	(1,728,648)
Contributions		0
Distributions	0	0
Net income (loss)	368,886	376,778
Partners' capital (deficit), Ending balance	(982,984)	(1,351,870)
Limited partners
Statement
Partners' capital (deficit), Beginning balance	(7,296,726)	(1,450,880)
Contributions		0
Distributions	(3,471,447)	(8,366,058)
Net income (loss)	3,321,252	2,520,212
Partners' capital (deficit), Ending balance	(7,446,921)	(7,296,726)
General partner
Statement
Partners' capital (deficit), Beginning balance	891,243	(383,588)
Contributions		1,249,375
Distributions	0	0
Net income (loss)	33,548	25,456
Partners' capital (deficit), Ending balance	924,791	891,243
Partners' capital (deficit), Beginning balance	(6,405,483)	(1,834,468)
Contributions		1,249,375
Distributions	(3,471,447)	(8,366,058)
Net income (loss)	3,354,800	2,545,668
Partners' capital (deficit), Ending balance	$ (6,522,130)	$ (6,405,483)